Operating Segments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenues from external customers	$ 1,355,139	$ 1,108,621	$ 973,194
Inter-segment revenues
Revenue	1,355,139	1,108,621	973,194
Unallocated corporate expenses	(3,380)	(2,626)	(5,200)
Depreciation and amortization	43,656	32,518	30,438
Operating income (loss)	72,854	88,500	75,866
Financial income (expense) net	(21,167)	(11,586)	(9,533)
Group's share of earnings (losses) of companies accounted for at equity, net	1,124	349	5
Taxes on income	13,371	21,163	15,984
Net income	39,440	56,100	50,354
Adjustments [Member]
Disclosure of operating segments [line items]
Revenues from external customers
Inter-segment revenues	(5,812)	(6,128)	(4,460)
Revenue	(5,812)	(6,128)	(4,460)
Unallocated corporate expenses	(3,380)	(2,626)	(5,200)
Depreciation and amortization	2	73	2
Operating income (loss)	(3,380)	(2,626)	(5,200)
Matrix [Member]
Disclosure of operating segments [line items]
Revenues from external customers	790,946	660,012	583,661
Inter-segment revenues	3,679	2,578	2,921
Revenue	794,625	662,590	586,582
Unallocated corporate expenses
Depreciation and amortization	6,865	6,513	6,144
Operating income (loss)	51,307	46,220	38,421
Sapiens [Member]
Disclosure of operating segments [line items]
Revenues from external customers	269,194	216,190	185,123
Inter-segment revenues
Revenue	269,194	216,190	185,123
Unallocated corporate expenses
Depreciation and amortization	21,969	14,079	14,127
Operating income (loss)	(768)	26,326	22,273
Magic [Member]
Disclosure of operating segments [line items]
Revenues from external customers	256,207	198,096	174,491
Inter-segment revenues	1,933	3,550	1,539
Revenue	258,140	201,646	176,030
Unallocated corporate expenses
Depreciation and amortization	13,611	11,608	9,885
Operating income (loss)	23,974	17,520	19,946
Insync [Member]
Disclosure of operating segments [line items]
Revenues from external customers	32,943	34,323	29,919
Inter-segment revenues	200
Revenue	33,143	34,323	29,919
Unallocated corporate expenses
Depreciation and amortization	191	245	280
Operating income (loss)	658	1,060	426
Michpal [Member]
Disclosure of operating segments [line items]
Revenues from external customers	5,849
Inter-segment revenues
Revenue	5,849
Unallocated corporate expenses
Depreciation and amortization	1,018
Operating income (loss)	$ 1,063